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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-1743

                                  Spectra Fund
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

                                              Item 1. Report(s) to Stockholders.



                                  SPECTRA FUND






                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004
                                   (UNAUDITED)


                              [ALGER LOGO OMITTED]

Dear Shareholders,                                                 June 10, 2004


      Early in 2004, the economy shifted into high gear. In addition to some of the strongest economic data in four years, benchmark corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies began to ramp up their spending.

      The housing market also remained strong, as people took advantage of low interest rates. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

      The equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended April 30, 2004, the Dow rose 5.43%, the S&P 500 was up 6.27%, and the NASDAQ was down .42%.

      Looking ahead, as we enter the heart of the 2004 presidential election, politics and international security will dominate the headlines, along with high-profile events such as the Democratic and Republican Party conventions, the 2004 Olympic Games in Athens, and the transition of power in Iraq. It is likely that these events will continue to distract investors.

      Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates may have a short-term dampening effect, but we expect growth over the next six months to be very strong. In fact, we believe that many of the growth companies we follow will experience as much as 15% to 25% annual earnings growth between 2004 and 2006. Over time, shareholders of those companies should reap the benefits of that growth.

      Finally, we want to thank you for the confidence you have placed in Alger. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

      Respectfully submitted,

      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--97.9%                                     VALUE
   ---------                                                           --------
               BIOTECHNOLOGY--12.3%
      98,000   Biogen Idec Inc.* ................................   $ 5,782,000
      99,200   Genentech, Inc.* .................................    12,181,760
      49,100   Invitrogen Corporation* ..........................     3,546,493
     234,900   Millennium Pharmaceuticals, Inc.* ................     3,521,151
      28,800   OSI Pharmaceuticals, Inc.* .......................     2,125,152
      49,600   Protein Design Labs, Inc.* .......................     1,214,208
      70,450   QLT Inc.*+ .......................................     1,900,036
                                                                    -----------
                                                                     30,270,800
                                                                    -----------
               COMMERCIAL SERVICES & SUPPLIES--2.5%
      32,700   Apollo Group, Inc. Cl. A* ........................     2,971,776
      31,700   First Data Corporation ...........................     1,438,863
      70,100   Monster Worldwide Inc.* ..........................     1,795,261
                                                                    -----------
                                                                      6,205,900
                                                                    -----------
               COMMUNICATION EQUIPMENT--7.4%
     164,900   Advanced Fibre Communications, Inc.* .............     2,753,830
     491,700   Brocade Communications Systems, Inc.* ............     1,789,575
     322,000   CIENA Corporation* ...............................     1,333,080
     304,700   Cisco Systems, Inc.* .............................     6,359,089
     443,200   Corning Incorporated* ............................     4,888,496
      52,300   Sierra Wireless Inc.* ............................     1,168,905
                                                                    -----------
                                                                     18,292,975
                                                                    -----------
               COMPUTER SOFTWARE--.7%
      78,000   Check Point Software Technologies Ltd.* ..........     1,827,540
                                                                    -----------
               COMPUTER TECHNOLOGY--1.9%
      45,400   Gentex Corp. .....................................     1,785,582
      32,100   Research in Motion Limited* ......................     2,784,996
                                                                    -----------
                                                                      4,570,578
                                                                    -----------
               CONSUMER FINANCE--1.4%
      53,100   Capital One Financial Corporation ................     3,479,643
                                                                    -----------
               DIVERSIFIED FINANCIAL SERVICES--1.6%
      83,000   Citigroup Inc. ...................................     3,991,470
                                                                    -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
     192,900   Celestica Inc.* ..................................     3,391,182
     187,200   Symbol Technologies, Inc. ........................     2,246,400
                                                                    -----------
                                                                      5,637,582
                                                                    -----------
               FINANCIAL SERVICES--.7%
      35,900   Piper Jaffray Companies, Inc.* ...................     1,738,278
                                                                    -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--6.2%
     135,200   Boston Scientific Corporation* ...................     5,568,888
      69,200   Guidant Corporation ..............................     4,360,292
      22,200   Varian Medical Systems, Inc.* ....................     1,905,648
      42,600   Zimmer Holdings, Inc.* ...........................     3,401,610
                                                                    -----------
                                                                     15,236,438
                                                                    -----------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------
               HEALTH CARE PROVIDERS & SERVICES--6.7%
      37,800   Aetna Inc. .......................................   $ 3,127,950
      42,100   Anthem, Inc.* ....................................     3,729,218
      47,600   Oxford Health Plans, Inc. ........................     2,591,344
      67,400   PacifiCare Health Systems, Inc.*+ ................     2,410,224
      55,400   Quest Diagnostics Incorporated ...................     4,672,990
                                                                    -----------
                                                                     16,531,726
                                                                    -----------
               HOTELS, RESTAURANTS & LEISURE--3.1%
      49,000   Alliance Gaming Corporation* .....................     1,223,530
     102,950   International Game Technology ....................     3,885,333
      61,100   Royal Caribbean Cruises Ltd.+ ....................     2,476,383
                                                                    -----------
                                                                      7,585,246
                                                                    -----------
               INFORMATION TECHNOLOGY SERVICES--.9%
      50,100   Cognizant Technology Solutions Corporation
                 Cl. A* .........................................     2,167,326
                                                                    -----------
               INSURANCE--1.4%

      49,500   AFLAC INCORPORATED ...............................     2,090,385
      17,500   MGIC Investment Corporation ......................     1,288,350
                                                                    -----------
                                                                      3,378,735
                                                                    -----------
               INTERNET & CATALOG RETAIL--6.8%
     139,600   eBay Inc.* .......................................    11,142,872
     112,800   NetFlix Inc.*+ ...................................     2,852,712
     117,600   Priceline.com*+ ..................................     2,849,448
                                                                    -----------
                                                                     16,845,032
                                                                    -----------
               INTERNET SOFTWARE & SERVICES--4.5%
     220,300   Yahoo! Inc. * ....................................    11,116,338
                                                                    -----------
               MACHINERY--1.0%
      64,800   Dover Corporation ................................     2,593,944
                                                                    -----------
               MEDIA--6.4%
     116,900   Disney (Walt) Company ............................     2,692,207
      42,100   Pixar, Inc.*+ ....................................     2,875,430
     298,100   Time Warner Inc.* ................................     5,014,042
     218,900   XM Satellite Radio Holdings Inc. Cl. A* ..........     5,244,844
                                                                    -----------
                                                                     15,826,523
                                                                    -----------
               PHARMACEUTICALS--8.0%
      47,800   Allergan, Inc. ...................................     4,208,790
     160,600   King Pharmaceuticals, Inc.* ......................     2,770,350
     254,080   Pfizer Inc. ......................................     9,085,901
      60,500   Teva Pharmaceutical Industries Ltd. ADR+# ........     3,724,380
                                                                    -----------
                                                                     19,789,421
                                                                    -----------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--9.0%
     137,200   Applied Materials, Inc.* .........................  $  2,501,156
     200,900   Broadcom Corporation Cl. A * .....................     7,585,984
     303,600   Kulicke & Soffa Industries Inc.*+ ................     3,014,748
     138,900   Micron Technology, Inc.* .........................     1,891,818
     113,500   National Semiconductor Corporation* ..............     4,629,665
      86,500   Novellus Systems, Inc. * .........................     2,505,040
                                                                   ------------
                                                                     22,128,411
                                                                   ------------
               SOFTWARE--6.9%
     194,400   Microsoft Corporation ............................     5,048,568
     372,400   Oracle Corporation* ..............................     4,178,328
     345,200   Red Hat, Inc.*+ ..................................     7,839,492
                                                                   ------------
                                                                     17,066,388
                                                                   ------------
               SPECIALTY RETAIL--4.2%
      90,600   Aeropostale, Inc.* ...............................     1,992,294
      69,300   Bed Bath & Beyond Inc.* ..........................     2,572,416
     111,000   Home Depot, Inc. .................................     3,906,090
      20,400   Sharper Image Corporation*+ ......................       623,424
      32,100   Tiffany & Co. ....................................     1,251,900
                                                                   ------------
                                                                     10,346,124
                                                                   ------------
               TEXTILES, APPAREL & LUXURY GOODS--1.4%
      78,600   Coach, Inc.* .....................................     3,348,360
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--.6%
      38,100   SpectraSite, Inc.* ...............................     1,423,797
                                                                   ------------
               Total Common Stocks
                 (Cost $215,186,349) ............................   241,398,575
                                                                   ------------
               SHORT-TERM INVESTMENTS--11.0%
  27,135,634   Security Lending Quality Trust
                 (Cost $27,135,634)(b) ..........................    27,135,634
                                                                   ------------
Total Investments
  (Cost $242,321,983)(a) ..............................    108.9%   268,534,209
Liabilities in Excess of Other Assets .................     (8.9)   (21,864,571)
                                                          ------   ------------
Net Assets ............................................   100.00%  $246,669,638
                                                          ======   ============

------------------
*   Non-income producing security.
+   Securities partially or fully on loan.
#   American Depositary Receipts.
(a) At April 30, 2004, the net unrealized appreciation on investments,  based on
    cost  for  federal  income  tax  purposes  of   $242,419,847,   amounted  to
    $26,114,362 which consisted of aggregate gross unrealized appreciation of $37,609,520 and aggregate gross unrealized depreciation of $11,495,158.
(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                      (This Page Intentionally Left Blank)

SPECTRA FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                       INCOME FROM
                                                  INVESTMENT OPERATIONS
                                             -------------------------------
                                                                    NET
                                                                 REALIZED                     DISTRIBUTIONS
                             NET ASSET           NET          AND UNREALIZED       TOTAL          FROM
                              VALUE,          INVESTMENT        GAIN (LOSS)        FROM            NET
                             BEGINNING          INCOME              ON          INVESTMENT      REALIZED
                             OF PERIOD          (LOSS)          INVESTMENTS     OPERATIONS        GAINS
                             ---------          ------          -----------     ----------        -----
SPECTRA FUND
CLASS A (i)
Six Months Ended
  4/30/04(ii)(vi)..          $    5.90       $  (0.05)(iv)       $   0.09        $   0.04        $    --
Year ended 10/31/03               4.76          (0.08)(iv)           1.22            1.14             --
Year ended 10/31/02               6.32          (0.09)(iv)          (1.47)          (1.56)            --
Year ended 10/31/01              10.63          (0.08)(iv)          (3.60)          (3.68)         (0.63)
Four months ended
  10/31/00(ii)                   12.28          (0.02)              (1.63)          (1.65)            --

CLASS N (iii)
Six Months Ended
  4/30/04(ii)(vi)..          $    5.88       $  (0.05)(iv)       $   0.09        $   0.04        $    --
Year ended 10/31/03               4.76          (0.07)(iv)           1.19            1.12             --
Year ended 10/31/02               6.32          (0.09)(iv)          (1.47)          (1.56)            --
Year ended 10/31/01              10.63          (0.08)(iv)          (3.60)          (3.68)         (0.63)
Year ended 10/31/00              10.76          (0.08)               0.88            0.80          (0.93)
Year ended 10/31/99               6.65          (0.07)               4.22            4.15          (0.04)

-------------------
(i)   Initially offered July 1, 2000.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charge.
(vi)  Unaudited.


                       See Notes to Financial Statements.

                                                     RATIOS/SUPPLEMENTAL DATA
                                   -----------------------------------------------------------
                                   NET ASSETS,                   RATIO OF NET
                                     END OF         RATIO OF      INVESTMENT
  NET ASSET                          PERIOD         EXPENSES     INCOME (LOSS)
 VALUE, END                          (000'S        TO AVERAGE     TO AVERAGE       PORTFOLIO
  OF PERIOD      TOTAL RETURN       OMITTED)       NET ASSETS     NET ASSETS     TURNOVER RATE
  ---------      ------------       --------       ----------     ----------     -------------

$    5.94           0.68%(v)        $  5,807          1.97%         (1.56)%           69.91%
     5.90          23.95(v)            6,346          2.01          (1.35)           192.19
     4.76         (24.68)(v)           6,722          1.98          (1.52)           172.25
     6.32         (36.20)(v)          12,951          1.88          (1.03)           114.75

    10.63         (13.44)(v)          14,711          1.82          (1.05)           118.82



$    5.92           0.68%           $240,863          1.97%         (1.56)%           69.91%
     5.88          23.53             257,337          2.03          (1.39)           192.19
     4.76         (24.68)            252,620          1.98          (1.52)           172.25
     6.32         (36.20)            423,860          1.88          (0.99)           114.75
    10.63           6.21             876,132          1.82          (1.29)           118.82
    10.76          62.66             548,656          1.85          (1.52)           102.54

SPECTRA FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2004

ASSETS:
   Investments in securities, at value (cost $242,321,983)--
     see accompanying schedule of investments (value of
     securities loaned*) ........................................                   $268,534,209
   Cash .........................................................                         36,967
   Receivable for investment securities sold ....................                     16,532,755
   Receivable for shares of beneficial interest sold ............                        194,488
   Dividends receivable .........................................                         34,726
   Prepaid expenses .............................................                         13,803
                                                                                    ------------
       Total Assets .............................................                    285,346,948
LIABILITIES:
   Payable for securities loaned ................................   $ 27,135,634
   Payable for investment securities purchased ..................      6,833,229
   Bank loan ....................................................      3,400,000
   Payable for shares of beneficial interest redeemed ...........        808,128
   Investment advisory fees payable .............................        328,024
   Shareholder servicing fees payable ...........................         54,671
   Transfer agent fees payable ..................................         18,464
   Interest payable .............................................          4,175
   Trustees' fees payable .......................................          4,488
   Accrued expenses .............................................         90,497
                                                                    ------------
       Total Liabilities ........................................                     38,677,310
                                                                                    ------------
NET ASSETS ......................................................                   $246,669,638
                                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in capital ..............................................                   $527,446,378
   Undistributed net investment income (accumulated loss) .......                     (2,090,639)
   Undistributed net realized gain (accumulated loss) ...........                   (304,898,327)
   Net unrealized appreciation (depreciation) of investments ....                     26,212,226
                                                                                    ------------
NET ASSETS ......................................................                   $246,669,638
                                                                                    ============

Class A
   Net Asset Value Per Share ....................................                   $       5.94
                                                                                    ============
   Offering Price Per Share .....................................                   $       6.30
                                                                                    ============
Class N
   Net Asset Value and Offering Price Per Share .................                   $       5.92
                                                                                    ============

Shares of beneficial interest outstanding--Note 5
   Class A ......................................................                        977,117
                                                                                    ============
   Class N ......................................................                     40,664,414
                                                                                    ============
*Value of securities loaned .....................................                   $ 25,674,787
                                                                                    ============


                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS  ENDED APRIL 30, 2004

INVESTMENT INCOME:
   Income:
     Dividends ..................................................                   $    515,010
     Stock loan income ..........................................                         17,958
     Interest ...................................................                          5,946
                                                                                    ------------
       Total Income .............................................                        538,914
   Expenses:
     Investment advisory fees--Note 2(a) ........................   $  2,004,395
     Shareholder servicing fees--Note 2(e) ......................        334,066
     Transfer agent fees ........................................        110,253
     Interest expense ...........................................         32,739
     Custodian fees .............................................         19,517
     Registration fees ..........................................         20,979
     Trustees' fees .............................................         21,081
     Professional fees ..........................................         24,872
     Miscellaneous ..............................................         61,651
                                                                    ------------
       Total Expenses ...........................................                      2,629,553
                                                                                    ------------
NET INVESTMENT LOSS .............................................                     (2,090,639)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ................................     14,299,823
Net change in unrealized appreciation (depreciation)
   on investments ...............................................     (9,657,506)
                                                                    ------------
       Net realized and unrealized gain on investments ..........                      4,642,317
                                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................                   $  2,551,678
                                                                                    ============


                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS
                                                                          ENDED            YEAR ENDED
                                                                      APRIL 30, 2004       OCTOBER 31,
                                                                       (UNAUDITED)            2003
                                                                      -------------       -------------
Net investment loss ...............................................   $  (2,090,639)      $  (3,476,757)
Net realized gain on investments and written options ..............      14,299,823          13,487,096
Net change in unrealized appreciation (depreciation)
   on investments and written options .............................      (9,657,506)         43,757,463
                                                                      -------------       -------------
    Net increase in net assets resulting
       from operations ............................................       2,551,678          53,767,802
Decrease from shares of beneficial interest transactions:
  Class A .........................................................        (601,327)         (3,263,446)
  Class N .........................................................     (18,962,801)        (46,164,533)
                                                                      -------------       -------------
Net decrease from shares of beneficial
   interest transactions--Note 5 ..................................     (19,564,128)
                                                                      -------------       -------------
      Total increase (decrease) in net assets .....................     (17,012,450)          4,339,823
Net assets:
  Beginning of period .............................................     263,682,088         259,342,265
                                                                      -------------       -------------
  End of period (including accumulated net investment losses
     of $2,090,639 and $0, respectively) ..........................   $ 246,669,638       $ 263,682,088
                                                                      =============       =============


                       See Notes to Financial Statements.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      Spectra Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities.

      The Fund offers Class A and Class N shares. Class A shares were first offered on July 1, 2000 and are generally subject to an initial sales charge. Each class has identical rights to assets and earnings.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) INVESTMENT VALUATION--Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(C) REPURCHASE AGREEMENTS--The Fund enters into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(D) OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

(E) LENDING OF PORTFOLIO SECURITIES--The Fund lends its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Fund earns fees on the securities loaned, which are included in interest income in the accompanying Statement of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any required additional collateral is delivered to the Fund on the next business day. At April 30, 2004, the value of securities loaned and collateral received thereon were $25,674,787 and $27,135,634, respectively.

(F) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income and distributions from capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

At October 31, 2003, the Fund reclassified $3,476,757 from undistributed net investment income (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(G) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required. At October 31, 2003, the net capital loss carryforward of the Fund which may be used to offset future net realized gains was approximately $319,100,286 and expires 2009 through 2010.

(H) ALLOCATION METHOD--Income, realized and unrealized gains and losses, and expenses are allocated among the Fund's classes based on relative net assets.

(I) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indem- nification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(J) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT ADVISORY FEES--The Fund pays its investment adviser, Fred Alger Management, Inc. ("Alger Management"), a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets.

(B) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2004, the Fund incurred fees of approximately $97,000 for services provided by Alger Services and reimbursed Alger Services approximately $13,000 for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(C) BROKERAGE COMMISSIONS--During the six months ended April 30, 2004, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $352,546 in connection with securities transactions.

(D) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(E) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services,

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

NOTE 3--SECURITIES TRANSACTIONS:

(a) During the six months ended April 30, 2004, purchases and sales of investment securities, excluding short-term securities, aggregated $187,258,860 and $218,249,954, respectively.

NOTE 4--LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. To the extent the Fund borrows under these lines, the Fund must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2004, the Fund had borrowings which averaged $4,221,456 at a weighted average interest rate of 1.53%.

NOTE 5--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into two separate classes.

      During the six months ended April 30, 2004, transactions of shares of beneficial interest were as follows:

CLASS A:                                              SHARES         AMOUNT
                                                     --------       --------
Shares sold ....................................       47,302    $      286,740
Shares redeemed ................................     (145,474)         (888,067)
                                                   ----------    --------------
Net decrease ...................................      (98,172)   $     (601,327)
                                                   ==========    ==============

CLASS N:                                              SHARES         AMOUNT
                                                     --------       --------
Shares sold ....................................    3,067,502    $   18,728,477
Shares redeemed ................................   (6,152,947)      (37,691,278)
                                                   ----------    --------------
Net decrease ...................................   (3,085,445)   $  (18,962,801)
                                                   ==========    ==============

      During the year ended October 31, 2003, transactions of shares of beneficial interest were as follows:

CLASS A:                                              SHARES         AMOUNT
                                                     --------       --------
Shares sold ....................................   32,316,416    $  161,738,352
Shares redeemed ................................  (32,653,783)     (165,001,798)
                                                   ----------    --------------
Net decrease ...................................     (337,367)   $   (3,263,446)
                                                   ==========    ==============

CLASS N:                                              SHARES         AMOUNT
                                                     --------       --------
Shares sold ....................................    5,995,836    $   29,925,164
Shares redeemed ................................  (15,289,943)      (76,089,697)
                                                   ----------    --------------
Net decrease ...................................   (9,294,107)   $  (46,164,533)
                                                   ==========    ==============

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS:

      During the six months ended April 30, 2004 and the year ended October 31, 2003, there were no distributions paid.

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ..................................   $          --
Undistributed long-term gain ...................................   $          --
Capital loss carryforward ......................................   $ 319,100,286
Unrealized appreciation
  (depreciation) ...............................................   $  35,771,868

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7--REGULATORY MATTERS:

      The Office of the New York State Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Fund and in other mutual funds that it manages (the "Funds"). Alger Management has assured the board that if it be determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

      On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in the Fund. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the Funds was a party to this proceeding.

      On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of the Fund, filed a purported class action lawsuit against the Fund, The Alger Funds, various portfolios of The Alger Funds, Alger Management, the former vice chairman, Veras Management Partners, LLP et al., in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger Management

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with a former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

      The Judicial Panel on Multi District Litigation has referred the DEMAYO case to the District of Maryland for consolidation with other federal cases involving the mutual fund industry. Other securities class actions have been commenced after DEMAYO that make substantially similar allegations for the same class period. These cases have also been transferred to the District of Maryland and they include: BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167; BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959; GARFIELD V. FRED ALGER MANAGEMENT, INC., ET AL., 03 CV 9239; HENZEL V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 8747; CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915, FRIEDMAN V. ALGER SMALL PORTFOLIO, 03 CV 9426, JOHNSON V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 9858, and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501.

      In addition, on November 25, 2003 a derivative action was filed in the U.S. District Court for the Eastern District of New York against Fred Alger Management, Inc. See BERNSTEIN V. FRED ALGER MANAGEMENT, INC., 03 CV 5958. This matter has also been transferred to the District of Maryland.

      Finally, three derivative actions have been filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of Alger - related funds. These matters include, JONATHAN CLAIN V. FRED M. ALGER, III, ET AL., JAMES LAUFER V. FRED M. ALGER, III, ET AL. and DAVID GRANT V. FRED M. ALGER, III, ET AL.

      Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Fund believes that it will not be materially adversely affected by the pending lawsuits.

SPECTRA FUND

111 Fifth Avenue
New York, NY 10003
(800) 711-6141
www.alger.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of Spectra Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to fund securities is available, without charge, by calling (800) 711-6141.

[ALGER LOGO OMITTED]
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302







SAS 61504 L2

ITEM 2.  CODE OF ETHICS.
(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
At a meeting of the Board of Trustees held May 11, 2004, the Board adopted a policy that it shall decline to consider candidates recommended by shareholders to fill a vacancy or a likely vacancy on the Board. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. Prior to May 11, 2004, the Board did not have a formal policy with respect to consideration of shareholder nominees for the Board. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

 By:  /s/Dan C. Chung

       Dan C. Chung

       President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung

     Dan C. Chung

     President


Date:  June 30, 2004

By: /s/Frederick A. Blum

      Frederick A. Blum

      Treasurer

Date:  June 30, 2004